Dividends on ordinary shares and preference shares - Dividends on ordinary shares and preference shares (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Dividends [Abstract]
Ordinary shares	£ 1,175	£ 1,375	£ 1,195
Preference shares	14	£ 14	18
Total	£ 1,189		£ 1,213